Series P High Yield Series Performance Management - Series P High Yield Series	Dec. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	The following chart and table provide some indication of the risks of investing in the Fund by showing the Fund’s calendar year performance from year to year and average annual returns for the one, five and ten year periods compared to those of a regulatorily required broad-based securities market index (Bloomberg U.S. Aggregate Bond Index) and an additional index (Bloomberg U.S. Corporate High Yield Index).As with all mutual funds, past performance is not necessarily an indication of how the Fund will perform in the future.The bar chart and table do not reflect fees, expenses or charges associated with variable annuity contracts and variable life insurance policies that use the Fund as an underlying investment option, and, if such fees, expenses or charges were reflected, the performance figures or returns would be lower. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown.
Performance Past Does Not Indicate Future [Text]	As with all mutual funds, past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following chart and table provide some indication of the risks of investing in the Fund by showing the Fund’s calendar year performance from year to year and average annual returns for the one, five and ten year periods compared to those of a regulatorily required broad-based securities market index (Bloomberg U.S. Aggregate Bond Index) and an additional index (Bloomberg U.S. Corporate High Yield Index).
Bar Chart Does Not Reflect Sales Loads [Text]	The bar chart and table do not reflect fees, expenses or charges associated with variable annuity contracts and variable life insurance policies that use the Fund as an underlying investment option, and, if such fees, expenses or charges were reflected, the performance figures or returns would be lower.
Bar Chart Closing [Text Block]	During the periods shown in the chart above:Quarter EndedReturnHighest QuarterJune 30, 20209.41%Lowest QuarterMarch 31, 2020-13.97%
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS   <br/>(For the periods ended December 31, 2025)
Series P High Yield Series
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	9.41%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(13.97%)
Lowest Quarterly Return, Date	Mar. 31, 2020